CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Accretion	$ 1,013,000	$ 339,000
Administrative compensation	5,892,000	6,378,000
Change in fair value of convertible debenture	3,153,000	164,000
Change in fair value of derivative liability	(7,737,000)
Communications	1,579,000	1,316,000
Consulting	4,231,000	1,140,000
Depreciation	859,000	392,000
Exploration and evaluation	146,922,000	91,855,000
Finance Fee	757,000
Flow-through share premium recovery	(17,429,000)	(5,078,000)
Foreign exchange gain	(532,000)
Insurance	1,251,000	1,721,000
Interest income	(3,694,000)	(2,040,000)
Loss on marketable securities	567,000	544,000
Office and administration	2,138,000	1,776,000
Professional fees	3,284,000	1,732,000
Share-based payments	8,799,000	8,856,000
Transfer agent and listing fees	549,000	529,000
Other	337,000
Loss before income tax	(151,939,000)	(109,624,000)
Income tax recovery		644,000
Loss and comprehensive loss for the year	$ (151,939,000)	$ (108,980,000)
Loss per share - basic	$ (1.53)	$ (1.29)
Loss per share - diluted	$ (1.53)	$ (1.29)
Weighted average number of common shares outstanding - basic	99,128,496	84,353,282
Weighted average number of common shares outstanding - diluted	99,128,496	84,353,282